NET INCOME (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NET INCOME (LOSS) PER SHARE [Abstract]
Net income (loss) attributable to Actions Semiconductor Co., Ltd.	$ 124	$ (2,202)	$ 3,005
Shares:
Weighted average shares outstanding used in computing basic net income (loss) per share	412,103,255	412,706,341	418,499,545
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards	13,311,756		15,483,560
Weighted average shares outstanding used in computing diluted net income (loss) per share	425,415,011	412,706,341	433,983,105
Net income (loss) per share, basic	$ 0.0003	$ (0.0053)	$ 0.0072
Net income (loss) per share, diluted	$ 0.0003	$ (0.0053)	$ 0.0070